COMMITMENTS AND CONTINGENCIES (Tables)	12 Months Ended
Mar. 31, 2019
Schedule of Future Minimum Rental Payments for Operating Leases [Table Text Block]
FACILITIES

Year ending March 31, 2020	$117,678
Year ending March 31, 2021	71,021
Total Minimum Lease Payments:	$188,699